Investment Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Amortized cost	$ 438,838	$ 443,029
Gross unrealized gains	236	201
Gross unrealized losses	51,071	51,306
Estimated fair value	388,003	391,924
U.S Treasuries [Member]
Amortized cost	7,981	10,974
Gross unrealized gains	0	0
Gross unrealized losses	724	830
Estimated fair value	7,257	10,144
U.S. Government sponsored enterprises
Amortized cost	9,243	11,111
Gross unrealized gains	0	0
Gross unrealized losses	511	596
Estimated fair value	8,732	10,515
GSE - Mortgage-backed securities
Amortized cost	248,837	257,705
Gross unrealized gains	162	185
Gross unrealized losses	23,207	22,988
Estimated fair value	225,792	234,902
Private label mortgage backed securities
Amortized cost	43,118	33,317
Gross unrealized gains	74	16
Gross unrealized losses	1,425	2,063
Estimated fair value	41,767	31,270
State and political subdivisions
Amortized cost	129,659	129,922
Gross unrealized gains	0	0
Gross unrealized losses	25,204	24,829
Estimated fair value	$ 104,455	$ 105,093